Putnam Investments
One Post Office Square
Boston, MA 02109
April 15, 2016

Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	Putnam Investment Funds, (the “Trust”), (Reg. Nos. (33-56339) (811-07237) on behalf of its Putnam
Capital Opportunities Fund (the “Fund”).

Ladies and Gentlemen:

We are filing today through the EDGAR system, on behalf of the Fund, pursuant to Rule 497 under the Securities Act of 1933, as amended, an interactive data form with risk/return summary information that has been amended pursuant to a prospectus supplement of the Fund dated April 1, 2016.

Any comments or questions concerning this filing should be directed to me at 1-800-225-2465, ext.11077.

Very truly yours,

/s/ Adina Sweet-Vickery
Adina Sweet-Vickery
Legal Product Specialist

cc:	Venice Monagan, Esq., Putnam Investments
James E. Thomas, Esq., Ropes & Gray LLP